VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
As of January 1	$ 3,624,224	$ 3,638,048
Additions	7,156	35,984
Transfer from asset under development	(127,620)
Write-offs	(13,018)	(49,808)
As of December 31	3,490,742	3,624,224
Depreciation, amortization and impairment
As of January 1	(463,675)	(366,669)
Charge for the year	(107,460)	(112,564)
Transfer to asset under development	50,448
Impairment		(34,250)
Write-offs	13,018	49,808
As of December 31	(507,669)	(463,675)
Net book value	2,983,073	3,160,549
License
Depreciation, amortization and impairment
Amortization charge	500	500
Vessels and equipment
Cost
As of January 1	3,429,317	3,447,464
Additions	3,282	6,268
Transfer from asset under development	(127,620)
Write-offs	(6,125)	(24,415)
As of December 31	3,298,854	3,429,317
Depreciation, amortization and impairment
As of January 1	(434,396)	(331,477)
Charge for the year	(87,383)	(93,084)
Transfer to asset under development	50,448
Impairment		(34,250)
Write-offs	6,125	24,415
As of December 31	(465,206)	(434,396)
Net book value	2,833,648	2,994,921
Mooring equipment - FLNG
Cost
As of January 1	45,771	45,771
Additions	0	0
Transfer from asset under development	0
Write-offs	0	0
As of December 31	45,771	45,771
Depreciation, amortization and impairment
As of January 1	(9,106)	(3,392)
Charge for the year	(5,714)	(5,714)
Transfer to asset under development	0
Impairment		0
Write-offs	0	0
As of December 31	(14,820)	(9,106)
Net book value	30,951	36,665
Drydocking expenditure
Cost
As of January 1	140,738	133,316
Additions	3,713	29,557
Transfer from asset under development	0
Write-offs	(6,500)	(22,135)
As of December 31	137,951	140,738
Depreciation, amortization and impairment
As of January 1	(16,434)	(26,039)
Charge for the year	(13,080)	(12,530)
Transfer to asset under development	0
Impairment		0
Write-offs	6,500	22,135
As of December 31	(23,014)	(16,434)
Net book value	114,937	124,304
Office equipment
Cost
As of January 1	8,398	11,497
Additions	161	159
Transfer from asset under development	0
Write-offs	(393)	(3,258)
As of December 31	8,166	8,398
Depreciation, amortization and impairment
As of January 1	(3,739)	(5,761)
Charge for the year	(1,283)	(1,236)
Transfer to asset under development
Impairment		0
Write-offs	393	3,258
As of December 31	(4,629)	(3,739)
Net book value	$ 3,537	$ 4,659